INVENTORIES - Summary of Changes In The Provision For Inventory Losses (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVENTORIES
Beginning balance		R$ (491,959)	R$ (615,944)	R$ (594,071)
Write-off from sale of subsidiaries		63,971
Additions, net of reversals	[1]	(422,498)	(305,705)	(837,822)
Write-offs	[2]	352,519	366,198	817,446
Translation adjustment		45,875	63,492	(1,497)
Ending balance		R$ (452,092)	R$ (491,959)	R$ (615,944)

[1]	This refers to the recognition of net allowance for losses due to discontinuation, expiration and quality, to cover expected losses on the realization of inventories, pursuant to the policy of the Company.
[2]	It consists of write-offs of products for which there already had an allowance for losses, where the Company has no expectation of sales/realization.